CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash	$ 1,155	$ 2,599	$ 12,180
Restricted cash	16,581	89,432	61,138
Accounts receivable, net of allowance for credit losses	839	1,076	859
Cash due from gateways, net of allowance	0	88	12,834
Prepaid and other current assets	1,209	2,189	2,854
Total current assets	19,784	95,384	89,865
Non-current Assets:
Property and equipment, net	115	165	306
Goodwill	0	18,856	26,753
Intangible assets, net	1,467	1,802	5,059
Operating lease right-of-use assets, net	1,807	3,425	4,279
Other assets	240	2,644	2,403
Total non-current assets	3,629	26,892	38,800
Total assets	23,413	122,276	128,665
Current Liabilities:
Accounts payable	1,698	3,515	1,819
Accrued liabilities	5,316	8,146	5,755
Payment processing liabilities, net	16,326	90,802	76,772
Current portion of operating lease liabilities	636	839	692
Other current liabilities	45	240	504
Total current liabilities	24,021	103,542	85,542
Long term debt, net of debt discount	615	17,363	15,912
Operating lease liabilities, less current portion	1,999	2,863	3,720
Total liabilities	26,635	123,768	105,174
Stockholders’ Equity/(Deficit):
Preferred stock, value
Common stock, value	32	8	6
Additional paid-in capital	189,270	179,157	175,664
Accumulated other comprehensive income	0	(1,251)	401
Accumulated deficit	(192,524)	(179,407)	(152,581)
Total stockholders’ (deficit)/equity	(3,222)	(1,492)	23,491
Total liabilities and stockholder’s (deficit)/equity	23,413	122,276	128,665
Series B Preferred Stock [Member]
Stockholders’ Equity/(Deficit):
Preferred stock, value	0	1	$ 1
Series A Preferred Stock [Member]
Stockholders’ Equity/(Deficit):
Preferred stock, value	$ 0	$ 0